Inventory - Additional Information (Details) gram in Thousands, $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($) gram	Dec. 31, 2019 CAD ($) gram
Classes Of Inventories [Abstract]
Harvested cannabis stock, quantity | gram	303	8,380
Inventories recognized as expense | $		$ 45.8